Financial Instruments - Schedule of Fair Value Hierarchy of Assets and Liabilities Measured At Fair Value On a Recurring Basis (Details) - USD ($)	Mar. 31, 2024		Mar. 31, 2023
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	$ 10,215,000,000		$ 8,757,000,000
Financial liabilities	3,439,000,000		3,687,000,000
Financial Liability Under Option Arrangements
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	72,000,000		73,000,000
Other Liabilities Including Contingent Consideration
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities			12,000,000
Derivative Financial Instruments
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	4,000,000		10,000,000
Liquid Mutual Funds
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	313,000,000		119,000,000
Liquid Mutual Funds | Investments
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	313,000,000		119,000,000
Target Maturity Fund Units
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	51,000,000		49,000,000
Target Maturity Fund Units | Investments
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	51,000,000		49,000,000
Quoted Debt Securities
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	1,620,000,000		1,661,000,000
Quoted Debt Securities | Investments
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	1,620,000,000	[1]	1,661,000,000	[2]
Certificates of Deposit
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	365,000,000		435,000,000
Certificates of Deposit | Investments
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	365,000,000		435,000,000
commercial paper
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	579,000,000		90,000,000
commercial paper | Investments
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	579,000,000		90,000,000
Unquoted Investments Others
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	24,000,000		21,000,000
Unquoted Investments Others | Investments
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	24,000,000		21,000,000
Unquoted Equity and Preference Securities
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	11,000,000		24,000,000
Unquoted Equity and Preference Securities | Investments
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	11,000,000		24,000,000
Quoted Equity Securities
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	14,000,000
Quoted Equity Securities | Investments
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	14,000,000
Derivative Financial Instruments
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	10,000,000		12,000,000
Level 1 | Liquid Mutual Funds
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	313,000,000		119,000,000
Level 1 | Target Maturity Fund Units
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	51,000,000		49,000,000
Level 1 | Quoted Debt Securities
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	1,580,000,000		1,302,000,000
Level 1 | Quoted Equity Securities
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	14,000,000
Level 2 | Derivative Financial Instruments
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	4,000,000		10,000,000
Level 2 | Quoted Debt Securities
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	40,000,000		359,000,000
Level 2 | Certificates of Deposit
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	365,000,000		435,000,000
Level 2 | commercial paper
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	579,000,000		90,000,000
Level 2 | Derivative Financial Instruments
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	10,000,000		12,000,000
Level 3 | Financial Liability Under Option Arrangements
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	72,000,000		73,000,000
Level 3 | Other Liabilities Including Contingent Consideration
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities			12,000,000
Level 3 | Unquoted Investments Others
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	24,000,000		21,000,000
Level 3 | Unquoted Equity and Preference Securities
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	$ 11,000,000		$ 24,000,000

[1]	On account of fair value changes including interest accrued
[2]	On account of fair value changes including interest accrued